SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of geographical areas [abstract]
SCHEDULE OF GEOGRAPHIC SEGMENTS

 SCHEDULE OF GEOGRAPHIC SEGMENTS

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2021	December 31, 2020
Equipment
Canada	5	6
Greenland	7	15
Total	12	21

	June 30, 2021	December 31, 2020
Exploration and evaluation assets
Canada	2,571	2,538
Greenland	36,539	36,565
Total	39,110	39,103